Company Overview (Details Narrative) - USD ($)						12 Months Ended
	May 28, 2020	Oct. 08, 2019	Oct. 04, 2019	Jul. 12, 2019	Jun. 18, 2019	May 31, 2020	May 31, 2019
Number of shares issued, value						$ 4,094,453	$ 17,700
Reverse stock split				1 for 200 reverse stock split		1 for 200 reverse stock split
Common stock, authorized shares						490,000,000	50,000,000
Xinrui Wang [Member]
Number of shares issued					17,700,000
Number of shares issued, value					$ 175,000
Stock Purchase Agreement [Member] | Wenbin Mao and Baiwan Niu [Member]
Sale of stock			1,500,000
Sale of stock, value			$ 1,500
Stock Purchase Agreement [Member] | Xinrui Wang, Wenbin Mao and Baiwan Niu [Member]
Conversion description		On October 8, 2019, Xinrui Wang, Wenbin Mao and Baiwan Niu effectuated a 1 for 10 conversion to convert all their preferred stock totaling 10,000,000 to 100,000,000 common shares. As a result of the conversion, there was no preferred stock outstanding of the Company as of October 8, 2019.
Share Exchange Agreement [Member]
Number of shares issued	1,364,800
Maximum [Member]
Common stock, authorized shares				500,000,000
Preferred stock, authorized shares				500,000,000
Maximum [Member] | Stock Purchase Agreement [Member] | Xinrui Wang, Wenbin Mao and Baiwan Niu [Member]
Preferred Stock issued and converted to common stock, shares		100,000,000
Minimum [Member] | Stock Purchase Agreement [Member] | Xinrui Wang, Wenbin Mao and Baiwan Niu [Member]
Preferred Stock issued and converted to common stock, shares		10,000,000
Series A Preferred Stock [Member]
Number of shares issued					10,000,000
Series A Preferred Stock [Member] | Xinrui Wang [Member]
Sale of stock					10,000,000